SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Equity	$ 97,150	$ 79,872	$ 69,688
Revenue	56,771	40,786
FFO from equity accounted investments	2,372	2,069
Interest expense	(4,854)	(3,608)
Current income taxes	(861)	(286)
Funds from operations	4,401	3,810
Equity accounted investments	33,647	31,994	24,977
Additions to non-current assets1	75,817	32,280
Asset management
Disclosure of operating segments [line items]
Revenue	187	286
FFO from equity accounted investments	0	0
Current income taxes	0	0
Funds from operations	1,317	970
Equity accounted investments	0	0
Additions to non-current assets1	0	0
Real Estate
Disclosure of operating segments [line items]
Revenue	8,075	6,824
FFO from equity accounted investments	945	904
Current income taxes	(213)	(63)
Funds from operations	1,786	2,004
Equity accounted investments	22,949	19,597
Additions to non-current assets1	51,111	10,025
Renewable Power
Disclosure of operating segments [line items]
Revenue	3,751	2,788
FFO from equity accounted investments	46	23
Current income taxes	(32)	(39)
Funds from operations	328	270
Equity accounted investments	685	509
Additions to non-current assets1	3,729	7,555
Infrastructure
Disclosure of operating segments [line items]
Revenue	5,013	3,859
FFO from equity accounted investments	846	904
Current income taxes	(326)	(111)
Funds from operations	602	345
Equity accounted investments	7,636	8,793
Additions to non-current assets1	10,524	7,991
Private Equity
Disclosure of operating segments [line items]
Revenue	36,828	24,220
FFO from equity accounted investments	526	229
Current income taxes	(186)	(84)
Funds from operations	795	333
Equity accounted investments	1,943	2,387
Additions to non-current assets1	10,139	6,307
Residential Development
Disclosure of operating segments [line items]
Revenue	2,683	2,447
FFO from equity accounted investments	15	1
Current income taxes	(45)	(46)
Funds from operations	49	34
Equity accounted investments	395	346
Additions to non-current assets1	124	74
Corporate Activities
Disclosure of operating segments [line items]
Revenue	234	362
FFO from equity accounted investments	(6)	8
Current income taxes	(59)	57
Funds from operations	(476)	(146)
Equity accounted investments	39	362
Additions to non-current assets1	190	328
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	2,213	1,588
Interest expense	26	(18)
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,800	1,200
Elimination of intersegment amounts | Real Estate
Disclosure of operating segments [line items]
Revenue	41	38
Elimination of intersegment amounts | Renewable Power
Disclosure of operating segments [line items]
Revenue	11	0
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	5	12
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	442	357
Elimination of intersegment amounts | Residential Development
Disclosure of operating segments [line items]
Revenue	0	0
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	(46)	0
Operating segments
Disclosure of operating segments [line items]
Revenue	58,984	42,374
Interest expense	(4,880)	(3,626)
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	1,947	1,467
Interest expense	0	0
Operating segments | Real Estate
Disclosure of operating segments [line items]
Revenue	8,116	6,862
Interest expense	(2,464)	(1,901)
Operating segments | Renewable Power
Disclosure of operating segments [line items]
Revenue	3,762	2,788
Interest expense	(930)	(691)
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	5,018	3,871
Interest expense	(586)	(453)
Operating segments | Private Equity
Disclosure of operating segments [line items]
Revenue	37,270	24,577
Interest expense	(520)	(237)
Operating segments | Residential Development
Disclosure of operating segments [line items]
Revenue	2,683	2,447
Interest expense	(57)	(83)
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	188	362
Interest expense	(323)	(261)
Common equity | Common shares
Disclosure of operating segments [line items]
Equity	25,647	24,052	$ 22,499
Common equity | Common shares | Asset management
Disclosure of operating segments [line items]
Equity	328	312
Common equity | Common shares | Real Estate
Disclosure of operating segments [line items]
Equity	17,423	16,725
Common equity | Common shares | Renewable Power
Disclosure of operating segments [line items]
Equity	5,302	4,944
Common equity | Common shares | Infrastructure
Disclosure of operating segments [line items]
Equity	2,887	2,834
Common equity | Common shares | Private Equity
Disclosure of operating segments [line items]
Equity	4,279	4,215
Common equity | Common shares | Residential Development
Disclosure of operating segments [line items]
Equity	2,606	2,915
Common equity | Common shares | Corporate Activities
Disclosure of operating segments [line items]
Equity	$ (7,178)	$ (7,893)